Notes Payable (Details) - Schedule of notes payable - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020 [2]
June 9, 2021 Note 1 and Note 2 [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		December 9, 2022		December 9, 2022	[1]
Contractual Interest Rates		0.00%			[1]
Unpaid Principal Balance		$ 40,000		$ 40,000	[1]
Fair Value Measurement Adjustments		8,697		8,503	[1]
Original issue discount and proceeds allocated to warrants		(9,522)
Net Carrying Value		39,175		$ 38,981	[1]
Interest Expense for the Three Months Ended March 31, 2022
August 10, 2021 Optional Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		February 10, 2023		February 10, 2023	[1]
Contractual Interest Rates		15.00%		15.00%	[1]
Unpaid Principal Balance		$ 33,917		$ 33,917	[1]
Fair Value Measurement Adjustments		11,499		12,283	[1]
Original issue discount and proceeds allocated to warrants		(11,518)
Net Carrying Value		33,898		$ 34,682	[1]
Interest Expense for the Three Months Ended March 31, 2022		$ 1,272
Notes payable – China various other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Due on Demand				Various Dates 2021
Contractual Interest Rates		0.00%				6.00%
Unpaid Principal Balance		$ 5,483				$ 4,869
Fair Value Measurement Adjustments
Original issue discount and proceeds allocated to warrants
Net Carrying Value		5,483				$ 4,807
Interest Expense for the Three Months Ended March 31, 2022
PPP Loan [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		April 17, 2022
Contractual Interest Rates		1.00%
Unpaid Principal Balance		$ 193
Fair Value Measurement Adjustments
Original issue discount and proceeds allocated to warrants
Net Carrying Value		193
Interest Expense for the Three Months Ended March 31, 2022
Auto loans [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Various		Various
Contractual Interest Rates		Various		Various
Unpaid Principal Balance		$ 116		$ 121
Fair Value Measurement Adjustments
Original issue discount and proceeds allocated to warrants
Net Carrying Value		116		$ 121
Interest Expense for the Three Months Ended March 31, 2022
Interest Expense [Member]
Debt Instrument [Line Items]
Unpaid Principal Balance		79,709
Fair Value Measurement Adjustments		20,196
Original issue discount and proceeds allocated to warrants		(21,040)
Net Carrying Value		78,865
Interest Expense for the Three Months Ended March 31, 2022		$ 1,272
March 1, 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		March 1, 2022	[3]	March 1, 2022	[4]
Contractual Interest Rates		14.00%	[3]	14.00%	[4]
Unpaid Principal Balance	[4]			$ 55,000
Fair Value Measurement Adjustments		$ (1,695)	[3]	7,692	[4]
Net Carrying Value		56,695	[3]	$ 56,695	[4]
Payment Premium	[3]
Cash Payment	[3]	$ (55,000)
August 26, 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		March 1, 2022	[3]	March 1, 2022	[4]
Contractual Interest Rates		14.00%	[3]	14.00%	[4]
Unpaid Principal Balance	[4]			$ 30,000
Fair Value Measurement Adjustments		$ (924)	[3]	1,011	[4]
Net Carrying Value		30,924	[3]	$ 30,924	[4]
Payment Premium	[3]	2,065
Cash Payment	[3]	(32,065)
Cash Payment [Member]
Debt Instrument [Line Items]
Fair Value Measurement Adjustments		(2,619)
Net Carrying Value		87,619
Payment Premium		2,065
Cash Payment		$ (87,065)

[1]	On June 9, 2021, the Company amended the NPA to permit the issuance of two notes payable, each with a principal value of $20,000 (“June 2021 Notes”), to a US-based investment firm. The Company received net proceeds of $35,603 as part of the June 2021 Notes inclusive of $4,200 of original issuance discount and $197 of debt issuance costs paid by the lender. The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.
[2]	The Company issued notes with various third parties through its operations in China.
[3]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000. The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14.0% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55,000 principal amount of the March 1, 2021 Notes with accrued interest of $7,721.
[4]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on March 1, 2022.